Leases - Schedule of Cash Flow Supplemental Information (Detail) $ in Millions	6 Months Ended
Mar. 31, 2020 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 28
Right-of-use assets obtained in exchange for operating lease obligations	$ 9